                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                              Financial Statements

                     For the six months ended June 30, 2000

                                  (Unaudited)

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               Table of Contents

                     For the six months ended June 30, 2000

                                                                            Page
                                                                            ----
Financial Statements (Unaudited):
  Statements of Assets and Liabilities.....................................  F-1
  Statements of Operations.................................................  F-9
  Statements of Changes in Net Assets...................................... F-15

Notes to Financial Statements (Unaudited).................................. F-21

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                      Statements of Assets and Liabilities

                                 June 30, 2000
                                  (Unaudited)

                                         GE Investments Funds, Inc.
                          --------------------------------------------------------
                                       Money     Total   International Real Estate
                           S&P 500    Market    Return      Equity     Securities
                          Index Fund   Fund      Fund        Fund         Fund
Assets                    ---------- --------- --------- ------------- -----------
Investment in GE
 Investments
Funds, Inc., at fair
 value (note 2):
 S&P 500 Index Fund
  (338,618 shares;
  cost -- $8,072,697)...  $9,457,611       --        --         --           --
 Money Market Fund
  (7,461,033 shares;
  cost -- $7,461,032)...         --  7,461,033       --         --           --
 Total Return Fund
  (263,421 shares;
  cost -- $4,002,407)...         --        --  4,309,568        --           --
 International Equity
  Fund (22,468 shares;
  cost -- $291,635).....         --        --        --     332,523          --
 Real Estate Securities
  Fund (44,546 shares;
  cost -- $558,717).....         --        --        --         --       563,063
Receivable from affili-
 ate....................         307     5,273       --          16          --
Receivable for units
 sold...................       2,699   283,840        52        438           56
                          ---------- --------- ---------    -------      -------
 Total assets...........   9,460,617 7,750,146 4,309,620    332,977      563,119
                          ========== ========= =========    =======      =======
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       3,660    19,321    18,741      1,481        1,220
                          ---------- --------- ---------    -------      -------
 Total liabilities......       3,660    19,321    18,741      1,481        1,220
                          ---------- --------- ---------    -------      -------
Net assets attributable
 to variable life poli-
 cyholders..............  $9,456,957 7,730,825 4,290,879    331,496      561,899
                          ========== ========= =========    =======      =======
Outstanding units: Type
 I (note 2).............      83,283   176,923    97,826      5,570       18,109
                          ========== ========= =========    =======      =======
Net asset value per
 unit: Type I...........  $    62.43     18.20     41.08      19.52        17.54
                          ========== ========= =========    =======      =======
Outstanding units: Type
 II (note 2)............      68,198   247,847     6,626     11,412       13,926
                          ========== ========= =========    =======      =======
Net asset value per
 unit: Type II..........  $    62.43     18.20     41.08      19.52        17.54
                          ========== ========= =========    =======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2000
                                  (Unaudited)

                                       GE Investments Funds, Inc. (continued)
                                       ---------------------------------------
                                               Mid-Cap                 Premier
                                       Global   Value           U.S.   Growth
                                       Income  Equity  Income  Equity  Equity
                                        Fund    Fund    Fund    Fund    Fund
Assets                                 ------- ------- ------- ------- -------
Investment in GE Investments
Funds, Inc., at fair value (note 2):
 Global Income Fund (9,355 shares;
  cost -- $92,536).................... $88,688     --      --      --      --
 Mid-Cap Value Equity Fund (39,013
  shares;
  cost -- $577,356)...................     --  589,491     --      --      --
 Income Fund (40,412 shares; cost --
   $487,599)..........................     --      --  480,904     --      --
 U.S. Equity Fund (10,989 shares;
  cost -- $398,215)...................     --      --      --  417,458     --
 Premier Growth Equity Fund (3,372
  shares;
  cost -- $289,122)...................     --      --      --      --  297,345
Receivable from affiliate.............       3     --        2      24      11
Receivable for units sold.............     --      --      --       39     538
                                       ------- ------- ------- ------- -------
 Total assets.........................  88,691 589,491 480,906 417,521 297,894
                                       ======= ======= ======= ======= =======
Liabilities
Accrued expenses payable to affiliate
 (note 3).............................     942   1,293   3,958      64      46
                                       ------- ------- ------- ------- -------
 Total liabilities....................     942   1,293   3,958      64      46
                                       ------- ------- ------- ------- -------
Net assets attributable to variable
 life policyholders................... $87,749 588,198 476,948 417,457 297,848
                                       ======= ======= ======= ======= =======
Outstanding units: Type I (note 2)....   3,749   8,990  36,175   2,445  11,372
                                       ======= ======= ======= ======= =======
Net asset value per unit: Type I...... $ 10.48   15.52   10.83   12.70   11.70
                                       ======= ======= ======= ======= =======
Outstanding units: Type II (note 2)...   4,624  28,909   7,864  30,425  14,085
                                       ======= ======= ======= ======= =======
Net asset value per unit: Type II..... $ 10.48   15.52   10.83   12.70   11.70
                                       ======= ======= ======= ======= =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2000
                                  (Unaudited)

                                   Oppenheimer Variable Account Funds
                          -----------------------------------------------------
                                     Capital    Aggressive   High     Multiple
                            Bond   Appreciation   Growth    Income   Strategies
                          Fund/VA    Fund/VA     Fund/VA    Fund/VA   Fund/VA
Assets                    -------- ------------ ---------- --------- ----------
Investment in Oppen-
 heimer Variable Account
 Funds, at fair value
 (note 2):
 Bond Fund/VA (54,529
  shares;
  cost -- $623,215).....  $589,459        --          --         --        --
 Capital Appreciation
  Fund/VA (109,861
  shares;
  cost -- $3,866,336)...       --   5,618,298         --         --        --
 Aggressive Growth
  Fund/VA (85,973
  shares;
  cost -- $4,509,875)...       --         --    8,308,387        --        --
 High Income Fund/VA
  (236,060 shares;
  cost -- $2,522,977)...       --         --          --   2,259,093       --
 Multiple Strategies
  Fund/VA (65,661
  shares;
  cost -- $1,047,693)...       --         --          --         --  1,089,320
Receivable for units
 sold...................        37      3,654      10,724         93       --
                          --------  ---------   ---------  --------- ---------
 Total assets...........   589,496  5,621,952   8,319,111  2,259,186 1,089,320
                          ========  =========   =========  ========= =========
Liabilities
Accrued expenses payable
 to affiliate (note 3)..     1,334      1,818       3,799      1,162     1,305
Payable for units with-
 drawn..................       --         --          --         --      2,891
                          --------  ---------   ---------  --------- ---------
 Total liabilities......     1,334      1,818       3,799      1,162     4,196
                          --------  ---------   ---------  --------- ---------
Net assets attributable
 to variable life
 policyholders..........  $588,162  5,620,134   8,315,312  2,258,024 1,085,124
                          ========  =========   =========  ========= =========
Outstanding units: Type
 I (note 2).............    18,277     57,624      76,521     51,162    23,913
                          ========  =========   =========  ========= =========
Net asset value per
 unit: Type I...........  $  23.63      79.61      100.02      35.10     36.92
                          ========  =========   =========  ========= =========
Outstanding units: Type
 II (note 2)............     6,614     12,972       6,616     13,170     5,478
                          ========  =========   =========  ========= =========
Net asset value per
 unit: Type II..........  $  23.63      79.61      100.02      35.10     36.92
                          ========  =========   =========  ========= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2000
                                  (Unaudited)

                                               Variable Insurance         Variable Insurance    Variable Insurance
                                                Products Fund II          Products Fund III        Products Fund
                                         ------------------------------- -------------------- -----------------------
                                          Equity-                          Asset              Growth &     Growth
                                           Income     Growth   Overseas   Manager  Contrafund  Income   Opportunities
                                         Portfolio  Portfolio  Portfolio Portfolio Portfolio  Portfolio   Portfolio
Assets                                   ---------- ---------- --------- --------- ---------- --------- -------------
Investment in Variable Insurance
 Products Fund, at fair value (note 2):
 Equity-Income Portfolio (300,781
  shares; cost -- $6,780,314)..........  $6,890,890        --        --        --        --         --         --
 Growth Portfolio (212,916 shares;
  cost -- $8,825,065)..................         --  10,973,670       --        --        --         --         --
 Overseas Portfolio (119,004 shares;
  cost -- $2,423,759)..................         --         --  2,791,845       --        --         --         --
Investment in Variable Insurance
 Products Fund II, at fair value
 (note 2):
 Asset Manager Portfolio (282,837
  shares; cost -- $4,547,148)..........         --         --        --  4,678,121       --         --         --
 Contrafund Portfolio (220,762 shares;
  cost -- $5,281,798)..................         --         --        --        --  5,538,907        --         --
Investment in Variable Insurance
 Product Fund III, at fair value
 (note 2):
 Growth & Income Portfolio (71,227
  shares; cost -- $1,096,738)..........         --         --        --        --        --   1,102,595        --
 Growth Opportunities Portfolio (23,075
  shares; cost --  $485,551)...........         --         --        --        --        --         --     475,574
Receivable from affiliate..............         --         --        --        --          8        --         --
Receivable for units sold..............         --       8,228       --        --      4,938        --         --
                                         ---------- ---------- --------- --------- ---------  ---------    -------
 Total assets..........................   6,890,890 10,981,898 2,791,845 4,678,121 5,543,853  1,102,595    475,574
                                         ========== ========== ========= ========= =========  =========    =======
Liabilities
Accrued expenses payable to affiliate
 (note 3)..............................       3,598      2,940     1,456     1,566     3,192      1,351      1,171
Payable for units withdrawn............      11,448      5,096       354     4,512     3,655        --         --
                                         ---------- ---------- --------- --------- ---------  ---------    -------
Total liabilities......................      15,046      8,036     1,810     6,078     6,847      1,351      1,171
                                         ---------- ---------- --------- --------- ---------  ---------    -------
Net assets attributable to variable
 life policyholders....................  $6,875,844 10,973,862 2,790,035 4,672,043 5,537,006  1,101,244    474,403
                                         ========== ========== ========= ========= =========  =========    =======
Outstanding units: Type I (note 2).....     133,708    111,214    72,026   142,924   107,763     17,001     14,398
                                         ========== ========== ========= ========= =========  =========    =======
Net asset value per unit: Type I.......  $    45.67      85.02     36.07     31.76     32.50      16.88      15.17
                                         ========== ========== ========= ========= =========  =========    =======
Outstanding units: Type II (note 2)....      16,847     17,860     5,324     4,180    62,607     48,239     16,874
                                         ========== ========== ========= ========= =========  =========    =======
Net asset value per unit: Type II......  $    45.67      85.02     36.07     31.76     32.50      16.88      15.17
                                         ========== ========== ========= ========= =========  =========    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2000
                                  (Unaudited)

                                 Federated                                    PBHG Insurance
                              Insurance Series       Alger American Fund     Series Fund, Inc.
                          ------------------------ ------------------------ -------------------
                                    High                                      PBHG
                          American Income              Small                Large Cap   PBHG
                          Leaders   Bond   Utility Capitalization  Growth    Growth   Growth II
                          Fund II  Fund II Fund II   Portfolio    Portfolio Portfolio Portfolio
Assets                    -------- ------- ------- -------------- --------- --------- ---------
Investments in Federated
 Insurance Series, at
 fair value (note 2):
 American Leaders Fund
  II
  (31,303 shares; cost --
  $637,602).............  $600,698     --      --          --           --       --         --
 High Income Bond Fund
  II
  (36,673 shares; cost
  -- $371,081)..........       --  334,461     --          --           --       --         --
 Utility Fund II
  (29,778 shares; cost
  -- $401,807)..........       --      --  401,707         --           --       --         --
Investment in Alger
 American, at fair value
 (note 2):
 Small Capitalization
  Portfolio
  (69,087 shares; cost
  -- $2,618,008)........       --      --      --    2,228,739          --       --         --
 Growth Portfolio
  (68,149 shares; cost
  -- $3,894,560)........       --      --      --          --     3,911,733      --         --
Investment in PBHG
 Insurance Series Fund,
 Inc., at fair value
 (note 2):
 PBHG Large Cap Growth
  Portfolio
  (17,029 shares; cost
  -- $385,379)..........       --      --      --          --           --   512,232        --
 PBHG Growth II Portfo-
  lio
  (42,507 shares;
  cost -- $942,566).....       --      --      --          --           --       --   1,176,603
Receivable from affili-
 ate....................       --      --       12         --           --       --          33
Receivable for units
 sold...................        27     --      --        4,145        5,101      157      3,294
                          -------- ------- -------   ---------    ---------  -------  ---------
 Total assets...........   600,725 334,461 401,719   2,232,884    3,916,834  512,389  1,179,930
                          ======== ======= =======   =========    =========  =======  =========
Liabilities
Accrued expenses payable
 to affiliate (note 3)..     1,171   1,104     578       2,658        1,892    2,547      2,896
Payable for units with-
 drawn..................       --      --      --           79          --     1,301        --
                          -------- ------- -------   ---------    ---------  -------  ---------
 Total liabilities......     1,171   1,104     578       2,737        1,892    3,848      2,896
                          -------- ------- -------   ---------    ---------  -------  ---------
Net assets attributable
 to variable life
 policyholders..........  $599,554 333,357 401,141   2,230,147    3,914,942  508,541  1,177,034
                          ======== ======= =======   =========    =========  =======  =========
Outstanding units: Type
 I (note 2).............    16,598  12,381  12,273      91,219       77,183   12,551     20,686
                          ======== ======= =======   =========    =========  =======  =========
Net asset value per
 unit: Type I...........  $  17.22   15.51   19.23       17.49        27.30    29.42      27.07
                          ======== ======= =======   =========    =========  =======  =========
Outstanding units: Type
 II (note 2)............    18,219   9,112   8,587      36,291       66,221    4,735     22,796
                          ======== ======= =======   =========    =========  =======  =========
Net asset value per
 unit: Type II..........  $  17.22   15.51   19.23       17.49        27.30    29.42      27.07
                          ======== ======= =======   =========    =========  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2000
                                  (Unaudited)

                                             Janus Aspen Series
                             ---------------------------------------------------
                             Aggressive           Worldwide            Flexible
                               Growth    Growth     Growth   Balanced   Income
                             Portfolio  Portfolio Portfolio  Portfolio Portfolio
                             ---------- --------- ---------- --------- ---------
Assets
Investment in Janus Aspen
 Series, at fair value
 (note 2):
 Aggressive Growth Portfo-
  lio
  (174,491 shares; cost --
  $8,684,298)..............  $9,736,602       --         --        --       --
 Growth Portfolio (224,331
  shares; cost --
   $6,262,654).............         --  7,378,236        --        --       --
 Worldwide Growth Portfolio
  (218,165 shares; cost --
  $6,822,196)..............         --        --  10,478,475       --       --
 Balanced Portfolio
  (101,912 shares; cost --
   $2,310,060).............         --        --         --  2,682,318      --
 Flexible Income Portfolio
  (15,234 shares; cost --
  $178,712)................         --        --         --        --   171,380
Receivable from affiliate..         110        96        183        21      --
Receivable for units sold..       7,018     2,264      2,053     3,368      --
                             ---------- --------- ---------- ---------  -------
 Total assets..............   9,743,730 7,380,596 10,480,711 2,685,707  171,380
                             ========== ========= ========== =========  =======
Liabilities
Accrued expenses payable to
 affiliate (note 3)........      10,008     1,909      2,800     1,583    1,167
Payable for units with-
 drawn.....................         --     15,868        597     1,119      --
                             ---------- --------- ---------- ---------  -------
 Total liabilities.........      10,008    17,777      3,397     2,702    1,167
                             ---------- --------- ---------- ---------  -------
Net assets attributable to
 variable life policyhold-
 ers.......................  $9,733,722 7,362,819 10,477,314 2,683,005  170,213
                             ========== ========= ========== =========  =======
Outstanding units: Type I
 (note 2)..................     114,933   128,148    187,553    63,569    4,342
                             ========== ========= ========== =========  =======
Net asset value per unit:
 Type I....................  $    52.38     35.39      40.63     25.07    13.94
                             ========== ========= ========== =========  =======
Outstanding units: Type II
 (note 2)..................      70,896    79,900     70,318    43,452    7,869
                             ========== ========= ========== =========  =======
Net asset value per unit:
 Type II...................  $    52.38     35.39      40.63     25.07    13.94
                             ========== ========= ========== =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2000
                                  (Unaudited)

                                         Janus Aspen Series (continued)
                                 -----------------------------------------------
                                                             Global
                                 International   Capital      Life      Global
                                    Growth     Appreciation Sciences  Technology
                                   Portfolio    Portfolio   Portfolio Portfolio
                                 ------------- ------------ --------- ----------
Assets
Investment in Janus Aspen
 Series, at fair value (note
 2):
 International Growth Portfolio
  (72,390 shares; cost--
  $2,098,549)..................   $2,873,172          --        --         --
 Capital Appreciation Portfolio
  (92,243 shares; cost--
  $2,704,059)..................          --     2,926,876       --         --
 Global Life Sciences (1,419
  shares; cost--$11,629).......          --           --     12,231        --
 Global Technology (1,725
  shares; cost--15,066)........          --           --        --      16,935
Receivable from affiliate......          113           54       --         --
Receivable for units sold......        2,174        1,654       --         --
                                  ----------    ---------    ------     ------
 Total assets..................    2,875,459    2,928,584    12,231     16,935
                                  ==========    =========    ======     ======
Liabilities
Accrued expenses payable to af-
 filiate (note 3)..............        2,281        8,781         3          3
Payable for units withdrawn....        1,434          --        --         --
                                  ----------    ---------    ------     ------
 Total liabilities.............        3,715        8,781         3          3
                                  ----------    ---------    ------     ------
Net assets attributable to
 variable life policyholders...   $2,871,744    2,919,803    12,228     16,932
                                  ==========    =========    ======     ======
Outstanding units: Type I (note
 2)............................       40,938       24,099       --         753
                                  ==========    =========    ======     ======
Net asset value per unit: Type
 I.............................   $    29.80        31.32     10.67      10.23
                                  ==========    =========    ======     ======
Outstanding units: Type II
 (note 2)......................       55,429       69,126     1,146        902
                                  ==========    =========    ======     ======
Net asset value per unit: Type
 II............................   $    29.80        31.32     10.67      10.23
                                  ==========    =========    ======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2000
                                  (Unaudited)

                                      Goldman Sachs
                                        Variable
                                        Insurance         Salomon Brothers
                                          Trust      Variable Series Funds Inc.
                                     --------------- --------------------------
                                     Growth
                                       and   Mid Cap Strategic           Total
                                     Income   Value    Bond    Investors Return
                                      Fund    Fund     Fund      Fund     Fund
                                     ------- ------- --------- --------- ------
Assets
Investment in Goldman Sachs
 Variable Insurance Trust, at fair
 value (note 2):
 Growth and Income Fund (6,778
  shares; cost -- $73,267).........  $74,352     --      --        --      --
 Mid Cap Value Fund (21,748 shares;
  cost -- $183,617)................      --  190,296     --        --      --
Investment in Salomon Brothers
 Variable Series Funds Inc., at
 fair value (note 2):
 Strategic Bond Fund (6,783 shares;
  cost -- $67,476).................      --      --   67,157       --      --
 Investors Fund (2,259 shares;
  cost -- $29,439).................      --      --      --     30,156     --
 Total Return Fund (185 shares;
  cost -- $2,411)..................      --      --      --        --    1,947
Receivable from affiliate..........        3      31       3         1     --
                                     ------- -------  ------    ------   -----
 Total assets......................   74,355 190,327  67,160    30,157   1,947
                                     ======= =======  ======    ======   =====
Liabilities
Accrued expenses payable to affili-
 ate (note 3)......................       12      29      10         5       1
                                     ------- -------  ------    ------   -----
Total liabilities..................       12      29      10         5       1
                                     ------- -------  ------    ------   -----
Net assets attributable to variable
 life policyholders................  $74,343 190,298  67,150    30,152   1,946
                                     ======= =======  ======    ======   =====
Outstanding units: Type I (note
 2)................................       28  11,141     --        200     171
                                     ======= =======  ======    ======   =====
Net asset value per unit: Type I...  $  9.34    8.75   10.44     14.66   10.99
                                     ======= =======  ======    ======   =====
Outstanding units: Type II (note
 2)................................    7,932  10,607   6,432     1,856       6
                                     ======= =======  ======    ======   =====
Net asset value per unit: Type II..  $  9.34    8.75   10.44     14.66   10.99
                                     ======= =======  ======    ======   =====


           See accompanying notes to unaudited financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                            Statements of Operations
                                  (Unaudited)

                                            GE Investments Funds, Inc.
                         -----------------------------------------------------------------
                                                                 International Real Estate
                         S&P 500 Index Money Market Total Return    Equity     Securities
                             Fund          Fund         Fund         Fund         Fund
                         ------------- ------------ ------------ ------------- -----------
                                          Six months ended June 30, 2000
                         -----------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends.............   $     --      170,474          --           --           --
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......      18,220       9,937       14,280          388        1,091
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......      12,680      11,337          896          592          614
                           ---------     -------      -------       ------       ------
Net investment income
 (expense)..............     (30,900)    149,200      (15,176)        (980)      (1,705)
                           ---------     -------      -------       ------       ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     218,685           1       13,714        6,841       (6,428)
 Unrealized appreciation
  (depreciation) on
  investments...........    (257,769)         (1)     118,203        4,117       78,952
 Capital gain
  distributions.........         --          --           --           --           --
                           ---------     -------      -------       ------       ------
Net realized and
 unrealized gain (loss)
 on investments.........     (39,084)        --       131,917       10,958       72,524
                           ---------     -------      -------       ------       ------
Increase (decrease) in
 net assets from
 operations.............   $ (69,984)    149,200      116,741        9,978       70,819
                           =========     =======      =======       ======       ======
                                      GE Investments Funds, Inc. (continued)
                         -----------------------------------------------------------------
                                                                                 Premier
                         Global Income Value Equity               U.S. Equity    Growth
                             Fund          Fund     Income Fund      Fund      Equity Fund
                         ------------- ------------ ------------ ------------- -----------
                                          Six months ended June 30, 2000
                         -----------------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends.............   $     --          --           --           --           --
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......         141         492        1,396           93          401
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......         165       1,630          170        1,139          386
                           ---------     -------      -------       ------       ------
Net investment income
 (expense)..............        (306)     (2,122)      (1,566)      (1,232)        (787)
                           ---------     -------      -------       ------       ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................        (884)      7,361       (1,944)       1,082        4,750
 Unrealized appreciation
  (depreciation) on
  investments...........        (118)    (21,168)      16,409        9,272       (5,062)
 Capital gain
  distributions.........         --          --           --           --           --
                           ---------     -------      -------       ------       ------
Net realized and
 unrealized gain (loss)
 on investments.........      (1,002)    (13,807)      14,465       10,354         (312)
                           ---------     -------      -------       ------       ------
Increase (decrease) in
 net assets from
 operations.............   $  (1,308)    (15,929)      12,899        9,122       (1,099)
                           =========     =======      =======       ======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                 Oppenheimer Variable Account Funds
                         ------------------------------------------------------
                                    Capital    Aggressive    High     Multiple
                          Bond    Appreciation   Growth     Income   Strategies
                         Fund/VA    Fund/VA     Fund/VA    Fund/VA    Fund/VA
                         -------  ------------ ----------  --------  ----------
                                   Six months ended June 30, 2000
                         ------------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends............. $50,243      6,375          --     218,695    46,491
 Expenses -- Mortality
  and expense risk
  charges
   -- Type I (note 3)...   1,570     16,112       25,281      6,506     3,073
 Expenses -- Mortality
  and expense risk
  charges
   -- Type II (note 3)..     614      2,788        1,935      1,221       633
                         -------    -------    ---------   --------   -------
Net investment income
 (expense)..............  48,059    (12,525)     (27,216)   210,968    42,785
                         -------    -------    ---------   --------   -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................ (15,030)   209,539      728,195    (20,006)    5,048
 Unrealized appreciation
  (depreciation) on
  investments........... (23,456)   (83,384)     513,010   (209,628)  (52,370)
 Capital gain
  distributions.........     --     340,197      272,808        --     67,523
                         -------    -------    ---------   --------   -------
Net realized and
 unrealized gain (loss)
 on investments......... (38,486)   466,352    1,514,013   (229,634)   20,201
                         -------    -------    ---------   --------   -------
Increase (decrease) in
 net assets from
 operations............. $ 9,573    453,827    1,486,797    (18,666)   62,986
                         =======    =======    =========   ========   =======

                                             Variable Insurance Products Fund
                                             ----------------------------------
                                             Equity-Income  Growth    Overseas
                                               Portfolio   Portfolio  Portfolio
                                             ------------- ---------  ---------
                                              Six months ended June 30, 2000
                                             ----------------------------------
Investment income:
 Income -- Ordinary dividends...............   $ 114,887      11,359    39,615
 Expenses -- Mortality and expense risk
  charges -- Type I (note 3)................      21,562      33,521     9,419
 Expenses -- Mortality and expense risk
  charges -- Type II (note 3)...............       2,255       4,444       602
                                               ---------   ---------  --------
Net investment income (expense).............      91,070     (26,606)   29,594
                                               =========   =========  ========
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss)...................      12,978     281,004    41,756
 Unrealized appreciation (depreciation) on
  investments...............................    (747,977)   (882,279) (476,961)
 Capital gain distributions.................     432,831   1,130,176   249,470
                                               ---------   ---------  --------
Net realized and unrealized gain (loss) on
 investments................................    (302,168)    528,901  (185,735)
                                               ---------   ---------  --------
Increase (decrease) in net assets from
 operations.................................   $(211,098)    502,294  (156,141)
                                               =========   =========  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                            Variable Insurance        Variable Insurance Products
                             Products Fund II                   Fund III
                         ------------------------ ------------------------------------
                         Asset Manager Contrafund Growth & Income Growth Opportunities
                           Portfolio   Portfolio     Portfolio         Portfolio
                         ------------- ---------- --------------- --------------------
                             Six months ended
                              June 30, 2000          Six months ended June 30, 2000
                         ------------------------ ------------------------------------
Investment income:
 Income -- Ordinary
  dividends.............   $157,146       17,425        9,297             5,618
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............     16,871       13,120          941             1,036
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............        433        6,023        2,424               803
                           --------     --------      -------           -------
Net investment income
 (expense)..............    139,842       (1,718)       5,932             3,779
                           ========     ========      =======           =======
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     19,166      100,148        2,085           (10,669)
 Unrealized appreciation
  (depreciation) on
  investments...........   (582,179)    (835,304)     (74,440)          (47,475)
 Capital gain
  distributions.........    370,225      632,524       60,673            28,490
                           --------     --------      -------           -------
Net realized and
 unrealized gain (loss)
 on investments.........   (192,788)    (102,632)     (11,682)          (29,654)
                           --------     --------      -------           -------
Increase (decrease) in
 net assets from
 operations.............   $(52,947)    (104,350)      (5,750)          (25,876)
                           ========     ========      =======           =======

                                          Federated Insurance Series
                               -------------------------------------------------
                               American Leaders High Income Bond
                                   Fund II          Fund II      Utility Fund II
                               ---------------- ---------------- ---------------
                                        Six months ended June 30, 2000
                               -------------------------------------------------
Investment income:
 Income -- Ordinary
  dividends..................      $  5,560          30,830           11,456
 Expenses -- Mortality and
  expense risk charges --
   Type I (note 3)...........         1,053             680              838
 Expenses -- Mortality and
  expense risk charges --
   Type II (note 3)..........         1,045             559              563
                                   --------         -------          -------
Net investment income
 (expense)...................         3,462          29,591           10,055
                                   ========         =======          =======
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)....        (2,971)         (7,791)           1,669
 Unrealized appreciation
  (depreciation) on
  investments................       (45,143)        (29,524)         (25,434)
 Capital gain distributions..        16,823             --             7,614
                                   --------         -------          -------
Net realized and unrealized
 gain (loss) on investments..       (31,291)        (37,315)         (16,151)
                                   --------         -------          -------
Increase (decrease) in net
 assets from operations......      $(27,829)         (7,724)          (6,096)
                                   ========         =======          =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                                PBHG Insurance
                                     Alger American Fund      Series Fund, Inc.
                                   ------------------------  --------------------
                                       Small                 PBHG Large   PBGH
                                   Capitalization  Growth    Cap Growth Growth II
                                     Portfolio    Portfolio  Portfolio  Portfolio
                                   -------------- ---------  ---------- ---------
                                       Six months ended        Six months ended
                                        June 30, 2000           June 30, 2000
                                   ------------------------  --------------------
Investment income:
 Income -- Ordinary dividends....     $    --          --         --         --
 Expenses -- Mortality and
  expense risk charges --  Type I
  (note 3).......................        6,148       7,919        737      1,314
 Expenses -- Mortality and
  expense risk charges -- Type II
  (note 3).......................        1,722       5,088        317      1,171
                                      --------    --------     ------   --------
Net investment income (expense)..       (7,870)    (13,007)    (1,054)    (2,485)
                                      --------    --------     ------   --------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss)........      162,419      60,257     16,768   (162,632)
 Unrealized appreciation
  (depreciation) on investments..     (869,732)   (473,630)    41,285    144,120
 Capital gain distributions......      735,999     513,858        --         --
                                      --------    --------     ------   --------
Net realized and unrealized gain
 (loss) on investments...........       28,686     100,485     58,053    (18,512)
                                      --------    --------     ------   --------
Increase (decrease) in net assets
 from operations.................     $ 20,816      87,478     56,999    (20,997)
                                      ========    ========     ======   ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                               Janus Aspen Series
                                    --------------------------------------------
                                    Aggressive              Worldwide
                                      Growth      Growth     Growth    Balanced
                                    Portfolio   Portfolio   Portfolio  Portfolio
                                    ----------  ----------  ---------  ---------
                                         Six months ended June 30, 2000
                                    --------------------------------------------
Investment income:
 Income -- Ordinary dividends...... $      --          --        --         --
 Expenses -- Mortality and expense
  risk charges -- Type I (note 3)..     22,555      17,399    28,588      5,665
 Expenses -- Mortality and expense
  risk charges -- Type II (note
  3)...............................     11,152       7,797     8,638      3,199
                                    ----------  ----------  --------   --------
Net investment income (expense)....    (33,707)    (25,196)  (37,226)    (8,864)
                                    ----------  ----------  --------   --------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss)..........  1,820,586     855,056   645,660     80,231
 Unrealized appreciation (deprecia-
  tion) on investments............. (2,629,112) (1,045,022) (606,874)  (223,871)
 Capital gain distributions........    754,709     282,330   149,122    167,078
                                    ----------  ----------  --------   --------
Net realized and unrealized gain
 (loss) on investments.............    (53,817)     92,364   187,908     23,438
                                    ----------  ----------  --------   --------
Increase (decrease) in net assets
 from operations................... $  (87,524)     67,168   150,682     14,574
                                    ==========  ==========  ========   ========

                                          Janus Aspen Series (continued)
                         -----------------------------------------------------------------
                         Flexible  International   Capital     Global Life      Global
                          Income      Growth     Appreciation    Sciences     Technology
                         Portfolio   Portfolio    Portfolio     Portfolio      Portfolio
                         --------- ------------- ------------ -------------- -------------
                                                               Period from    Period from
                                                               May 29, 2000   May 4, 2000
                                                                    to            to
                            Six months ended June 30, 2000     June 30, 2000 June 30, 2000
                         ------------------------------------ -------------- -------------
Investment income:
 Income -- Ordinary div-
  idends................  $   --          --            --         --              --
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............      271       4,189         2,711        --                4
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............      507       5,774         6,683          5               9
                          -------    --------      --------        ---          ------
Net investment income
 (expense)..............     (778)     (9,963)       (9,394)        (5)            (13)
                          -------    --------      --------        ---          ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   (2,650)    188,426       179,526        --           (1,445)
 Unrealized appreciation
  (depreciation) on
  investments...........      698    (182,269)     (336,598)       602           1,869
 Capital gain distribu-
  tions.................    4,597       7,163        10,308        --              --
                          -------    --------      --------        ---          ------
Net realized and
 unrealized gain (loss)
 on investments.........    2,645      13,320      (146,764)       602             424
                          -------    --------      --------        ---          ------
Increase (decrease) in
 net assets from
 operations.............  $ 1,867       3,357      (156,158)       597             411
                          =======    ========      ========        ===          ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                   Goldman Sachs
                                     Variable             Salomon Brothers
                                  Insurance Trust    Variable Series Funds Inc.
                               --------------------- --------------------------
                               Growth and                                Total
                                 Income    Mid Cap   Strategic Investors Return
                                  Fund    Value Fund Bond Fund   Fund     Fund
                               ---------- ---------- --------- --------- ------
                                 Six months ended         Six months ended
                                   June 30, 2000           June 30, 2000
                               --------------------- --------------------------
Investment income:
  Income -- Ordinary
   dividends.................    $ --          --        --       --        --
  Expenses -- Mortality and
   expense risk charges --
   Type I (note 3)...........        5         617       --        10         8
  Expenses -- Mortality and
   expense risk charges --
   Type II (note 3)..........      142         277       218       50       --
                                 -----     -------     -----     ----    ------
Net investment income
 (expense)...................     (147)       (894)     (218)     (60)       (8)
                                 =====     =======     =====     ====    ======
Net realized and unrealized
 gain (loss) on investments:
  Net realized gain (loss)...       29     (26,414)     (112)    (611)     (693)
  Unrealized appreciation
   (depreciation) on
   investments...............      814       7,005     1,588      432      (427)
  Capital gain
   distributions.............      --          --        --       --        --
                                 -----     -------     -----     ----    ------
Net realized and unrealized
 gain (loss) on investments..      843     (19,409)    1,476     (179)   (1,120)
                                 -----     -------     -----     ----    ------
Increase (decrease) in net
 assets from operations......    $ 696     (20,303)    1,258     (239)   (1,128)
                                 =====     =======     =====     ====    ======



           See accompanying notes to unaudited financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                       Statement of Changes in Net Assets
                                  (Unaudited)

                                          GE Investments Funds, Inc.
                          -------------------------------------------------------------
                           S&P 500                   Total    International Real Estate
                            Index     Money Market  Return       Equity     Securities
                             Fund         Fund       Fund         Fund         Fund
                          ----------  ------------ ---------  ------------- -----------
                                        Six months ended June 30, 2000
                          -------------------------------------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (30,900)     149,200    (15,176)       (980)      (1,705)
 Net realized gain
  (loss)................     218,685            1     13,714       6,841       (6,428)
 Unrealized appreciation
  (depreciation) on
  investments...........    (257,769)          (1)   118,203       4,117       78,952
 Capital gain
  distributions.........         --           --         --          --           --
                          ----------   ----------  ---------     -------      -------
  Increase (decrease) in
   net assets from
   operations...........     (69,984)     149,200    116,741       9,978       70,819
                          ----------   ----------  ---------     -------      -------
From capital
 transactions:
 Net premiums...........   1,449,231    5,166,602    117,355      51,257       54,036
 Loan interest..........        (615)      (4,429)         9          (7)          18
 Transfers (to) from the
  general account of
  GE Life and Annuity:
 Death benefits.........        (837)        (649)       --          --           --
 Surrenders.............    (127,019)     (44,869)   (13,932)     (3,509)      (4,857)
 Loans..................      (2,279)      39,406    (21,094)     (1,017)      (3,391)
 Cost of insurance and
  administrative expense
  (note 3)..............    (454,324)    (312,742)  (198,234)    (13,515)     (24,489)
 Transfer gain (loss)
  and transfer fees.....       2,145        1,790     (1,173)          8          148
 Transfers (to) from the
  Guarantee Account.....         --           --         --          --           --
 Interfund transfers....     191,349   (2,630,386)   (27,747)     24,364       48,845
                          ----------   ----------  ---------     -------      -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   1,057,651    2,214,723   (144,816)     57,581       70,310
                          ----------   ----------  ---------     -------      -------
Increase (decrease) in
 net assets.............     987,667    2,363,923    (28,075)     67,559      141,129
Net assets at beginning
 of year................   8,469,290    5,366,902  4,318,954     263,937      420,770
                          ----------   ----------  ---------     -------      -------
Net assets at end of
 period.................  $9,456,957    7,730,825  4,290,879     331,496      561,899
                          ==========   ==========  =========     =======      =======

                                     GE Investments Funds, Inc. (continued)
                          -------------------------------------------------------------
                                          Mid-Cap                            Premier
                          Global Income Value Equity Income   U.S. Equity Growth Equity
                              Fund          Fund      Fund       Fund         Fund
                          ------------- ------------ -------  ----------- -------------
                                         Six months ended June 30, 2000
                          -------------------------------------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............     $  (306)      (2,122)    (1,566)    (1,232)        (787)
 Net realized gain
  (loss)................        (884)       7,361     (1,944)     1,082        4,750
 Unrealized appreciation
  (depreciation) on
  investments...........        (118)     (21,168)    16,409      9,272       (5,062)
 Capital gain
  distributions.........         --           --         --         --           --
                             -------      -------    -------    -------      -------
  Increase (decrease) in
   net assets from
   operations...........      (1,308)     (15,929)    12,899      9,122       (1,099)
                             -------      -------    -------    -------      -------
From capital
 transactions:
 Net premiums...........       9,336      171,290     55,575    202,155       75,709
 Loan interest..........         --            22        (79)        (4)         (30)
 Transfers (to) from the
  general account of
  GE Life and Annuity:
 Death benefits.........         --           --        (781)       --           --
 Surrenders.............         --          (962)   (11,208)       (48)     (19,498)
 Loans..................         --        (2,224)       269     (1,426)      (7,093)
 Cost of insurance and
  administrative expense
  (note 3)..............      (4,325)     (28,729)   (17,317)   (23,260)     (17,705)
 Transfer gain (loss)
  and transfer fees.....          (8)      (6,048)      (115)       822         (593)
 Transfers (to) from the
  Guarantee Account.....         --           --         --         --           --
 Interfund transfers....      (2,215)     (80,565)    31,117     10,233      130,482
                             -------      -------    -------    -------      -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........       2,788       52,784     57,461    188,472      161,272
                             -------      -------    -------    -------      -------
Increase (decrease) in
 net assets.............       1,480       36,855     70,360    197,594      160,173
Net assets at beginning
 of year................      86,269      551,343    406,588    219,863      137,675
                             -------      -------    -------    -------      -------
Net assets at end of
 period.................     $87,749      588,198    476,948    417,457      297,848
                             =======      =======    =======    =======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)


                                     Oppenheimer Variable Account Funds
                          -------------------------------------------------------------
                                      Capital    Aggressive    High      Multiple
                            Bond    Appreciation   Growth     Income    Strategies
                          Fund/VA     Fund/VA     Fund/VA      Fund        Fund
                          --------  ------------ ----------  ---------  ----------
                                     Six months ended June 30, 2000
                          --------------------------------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $ 48,059     (12,525)    (27,216)    210,968     42,785
 Net realized gain
  (loss)................   (15,030)    209,539     728,195     (20,006)     5,048
 Unrealized appreciation
  (depreciation) on
  investments...........   (23,456)    (83,384)    513,010    (209,628)   (52,370)
 Capital gain distribu-
  tions.................       --      340,197     272,808         --      67,523
                          --------   ---------   ---------   ---------  ---------
  Increase (decrease) in
   net assets from oper-
   ations...............     9,573     453,827   1,486,797     (18,666)    62,986
                          --------   ---------   ---------   ---------  ---------
From capital transac-
 tions:
 Net premiums...........    61,656     455,067     437,437     186,556    120,125
 Loan interest..........      (327)         21        (631)     (1,216)       298
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........       --          --          --          --         --
 Surrenders.............   (20,755)    (81,319)   (704,295)    (32,204)   (14,375)
 Loans..................    (4,799)    (14,002)    (24,569)     11,672     (9,447)
 Cost of insurance and
  administrative expense
  (note 3)..............   (30,113)   (168,668)   (210,730)    (76,978)   (31,593)
 Transfer gain (loss)
  and transfer fees.....      (200)      6,516     (35,455)       (107)    (1,915)
 Transfers (to) from the
  Guarantee Account.....       --          --          --          --         --
 Interfund transfers....   (64,897)     (2,315)    722,268      76,651    (20,385)
                          --------   ---------   ---------   ---------  ---------
  Increase (decrease) in
   net assets from capi-
   tal transactions.....   (59,435)    195,300     184,025     164,374     42,708
                          --------   ---------   ---------   ---------  ---------
Increase (decrease) in
 net assets.............   (49,862)    649,127   1,670,822     145,708    105,694
Net assets at beginning
 of year................   638,024   4,971,007   6,644,490   2,112,316    979,430
                          --------   ---------   ---------   ---------  ---------
Net assets at end of pe-
 riod...................  $588,162   5,620,134   8,315,312   2,258,024  1,085,124
                          ========   =========   =========   =========  =========

                                               Variable Insurance Products
                                                          Fund
                                             ---------------------------------
                                              Equity-
                                               Income      Growth    Overseas
                                             Portfolio   Portfolio   Portfolio
                                             ----------  ----------  ---------
                                             Six months ended June 30, 2000
                                             ---------------------------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)...........  $   91,070     (26,606)    29,594
 Net realized gain (loss)..................      12,978     281,004     41,756
 Unrealized appreciation (depreciation) on
  investments..............................    (747,977)   (882,279)  (476,961)
 Capital gain distributions................     432,831   1,130,176    249,470
                                             ----------  ----------  ---------
  Increase (decrease) in net assets from
   operations..............................    (211,098)    502,294   (156,141)
                                             ----------  ----------  ---------
From capital transactions:
 Net premiums..............................     860,735     805,541    168,934
 Loan interest.............................      (1,043)     (2,179)      (525)
 Transfers (to) from the general account of
  GE Life and Annuity:
 Death benefits............................      (4,098)     (1,063)       --
 Surrenders................................    (158,586)   (267,459)   (39,052)
 Loans.....................................      19,588     (98,614)     9,796
 Cost of insurance and administrative ex-
  pense (note 3)...........................    (248,973)   (333,345)   (82,669)
 Transfer gain (loss) and transfer fees....      (3,207)         41      2,394
 Transfers (to) from the Guarantee
  Account..................................         --          --         --
 Interfund transfers.......................    (283,279)    (10,012)     1,991
                                             ----------  ----------  ---------
  Increase (decrease) in net assets from
   capital transactions....................     181,137      92,910     60,869
                                             ----------  ----------  ---------
Increase (decrease) in net assets..........     (29,961)    595,204    (95,272)
Net assets at beginning of year............   6,905,805  10,378,658  2,885,307
                                             ----------  ----------  ---------
Net assets at end of period................  $6,875,844  10,973,862  2,790,035
                                             ==========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                Variable Insurance       Variable Insurance
                                 Products Fund II         Products Fund III
                               ----------------------  ------------------------
                                 Asset                 Growth &      Growth
                                Manager    Contrafund   Income    Opportunities
                               Portfolio   Portfolio   Portfolio    Portfolio
                               ----------  ----------  ---------  -------------
                                 Six months ended         Six months ended
                                   June 30, 2000            June 30, 2000
                               ----------------------  ------------------------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)..................  $  139,842     (1,718)      5,932       3,779
 Net realized gain (loss)....      19,166    100,148       2,085     (10,669)
 Unrealized appreciation
  (depreciation) on
  investments................    (582,179)  (835,304)    (74,440)    (47,475)
 Capital gain distributions..     370,225    632,524      60,673      28,490
                               ----------  ---------   ---------     -------
  Increase (decreaese) in net
   assets from operations....     (52,947)  (104,350)     (5,750)    (25,876)
                               ----------  ---------   ---------     -------
From capital transactions:
 Net premiums................     214,532    817,030     378,355     107,890
 Loan interest...............       1,280       (566)        (35)        144
 Transfers (to) from the
  general account of
  GE Life and Annuity:
  Death benefits.............         --         --          --          --
  Surrenders.................    (259,772)  (129,527)       (558)    (10,677)
  Loans......................     (67,392)   (58,290)       (295)       (152)
  Cost of insurance and
   administrative expense
   (note 3)..................    (131,793)  (219,215)    (69,025)    (29,939)
  Transfer gain (loss) and
   transfer fees.............         393    (13,745)    (15,762)     (7,925)
 Transfers (to) from the
  Guarantee Account..........         --         --          --          --
 Interfund transfers.........      (2,458)   258,950     (21,735)     (8,511)
                               ----------  ---------   ---------     -------
  Increase (decrease) in net
   assets from capital
   transactions..............    (245,210)   654,637     270,945      50,830
                               ----------  ---------   ---------     -------
Increase (decrease) in net
 assets......................    (298,157)   550,287     265,195      24,954
Net assets at beginning of
 year........................   4,970,200  4,986,719     836,049     449,449
                               ----------  ---------   ---------     -------
Net assets at end of period..  $4,672,043  5,537,006   1,101,244     474,403
                               ==========  =========   =========     =======

                                             Federated Insurance Series
                                      -----------------------------------------
                                                       High Income
                                      American Leaders  Bond Fund  Utility Fund
                                          Fund II          II           II
                                      ---------------- ----------- ------------
                                           Six months ended June 30, 2000
                                      -----------------------------------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)....      $  3,462        29,591      10,055
 Net realized gain (loss)...........        (2,971)       (7,791)      1,669
 Unrealized appreciation
  (depreciation) on investments.....       (45,143)      (29,524)    (25,434)
 Capital gain distributions.........        16,823           --        7,614
                                          --------       -------     -------
  Increase (decrease) in net assets
   from operations..................       (27,829)       (7,724)     (6,096)
                                          --------       -------     -------
From capital transactions:
 Net premiums.......................        76,083        79,778      31,707
 Loan interest......................            (1)         (141)        --
 Transfers (to) from the general
  account of GE Life and Annuity:
 Death benefits.....................        (4,163)          --          --
 Surrenders.........................       (14,365)         (526)     (4,828)
 Loans..............................            16        (1,351)       (235)
 Cost of insurance and
  administrative expense (note 3)...       (31,342)      (19,857)    (12,924)
 Transfer gain (loss) and transfer
  fees..............................            84          (407)       (347)
 Transfers (to) from the Guarantee
  Account...........................           --            --          --
 Interfund transfers................         1,158       (34,149)     14,473
                                          --------       -------     -------
  Increase (decrease) in net assets
   from capital transactions........        27,470        23,347      27,846
                                          --------       -------     -------
Increase (decrease) in net assets...          (359)       15,623      21,750
Net assets at beginning of year.....       599,913       317,734     379,391
                                          --------       -------     -------
Net assets at end of period.........      $599,554       333,357     401,141
                                          ========       =======     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                          PBHG Insurance
                            Alger American Fund         Series Fund, Inc.
                          ------------------------  --------------------------
                              Small                                    PBHG
                          Capitalization  Growth     PBHG Large Cap  Growth II
                            Portfolio    Portfolio  Growth Portfolio Portfolio
                          -------------- ---------  ---------------- ---------
                              Six months ended           Six months ended
                               June 30, 2000              June 30, 2000
                          ------------------------  --------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............    $   (7,870)    (13,007)      (1,054)        (2,485)
 Net realized gain
  (loss)................       162,419      60,257       16,768       (162,632)
 Unrealized appreciation
  (depreciation) on
  investments...........      (869,732)   (473,630)      41,285        144,120
 Capital gain
  distributions.........       735,999     513,858          --             --
                            ----------   ---------      -------      ---------
  Increase (decrease) in
   net assets from
   operations...........        20,816      87,478       56,999        (20,997)
                            ----------   ---------      -------      ---------
From capital
 transactions:
 Net premiums...........       320,315     696,583       72,588        183,081
 Loan interest..........        (1,463)       (349)          95              4
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........           --          --           --             --
 Surrenders.............       (61,234)    (37,900)      (5,014)        (1,588)
 Loans..................       (30,687)    (13,047)        (307)          (160)
 Cost of insurance and
  administrative expense
  (note 3)..............       (83,470)   (158,006)     (17,393)       (20,600)
 Transfer gain (loss)
  and transfer fees.....         5,605      (3,756)       1,838         20,497
Transfers (to) from the
 Guarantee Account......           --          --           --             --
Interfund transfers.....      (264,308)    117,484      203,759        734,958
                            ----------   ---------      -------      ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........      (115,242)    601,009      255,566        916,192
                            ----------   ---------      -------      ---------
Increase (decrease) in
 net assets.............       (94,426)    688,487      312,565        895,195
Net assets at beginning
 of year................     2,324,573   3,226,455      195,976        281,839
                            ----------   ---------      -------      ---------
Net assets at end of
 period.................    $2,230,147   3,914,942      508,541      1,177,034
                            ==========   =========      =======      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                          Janus Aspen Series
                         --------------------------------------------------------
                         Aggressive              Worldwide              Flexible
                           Growth      Growth      Growth    Balanced    Income
                         Portfolio   Portfolio   Portfolio   Portfolio  Portfolio
                         ----------  ----------  ----------  ---------  ---------
                                    Six months ended June 30, 2000
                         --------------------------------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)............  $  (33,707)    (25,196)    (37,226)    (8,864)     (778)
 Net realized gain
  (loss)...............   1,820,586     855,056     645,660     80,231    (2,650)
 Unrealized apprecia-
  tion (depreciation)
  on investments.......  (2,629,112) (1,045,022)   (606,874)  (223,871)      698
 Capital gain distribu-
  tions................     754,709     282,330     149,122    167,078     4,597
                         ----------  ----------  ----------  ---------   -------
Increase (decrease) in
 net assets from opera-
 tions.................     (87,524)     67,168     150,682     14,574     1,867
                         ----------  ----------  ----------  ---------   -------
From capital transac-
 tions:
 Net premiums..........   1,327,569   1,052,652   1,153,299    442,652    38,430
 Loan interest.........         103      (2,192)     (2,176)      (156)       45
 Transfers (to) from
  the general account
  of GE Life and Annui-
  ty:
 Death benefits........         --          --          --         --        --
 Surrenders............    (153,525)   (148,318)   (283,887)   (58,663)     (339)
 Loans.................    (108,984)    (67,319)    (80,744)    (8,898)   (2,328)
 Cost of insurance and
  administrative ex-
  pense (note 3).......    (328,211)   (257,990)   (393,105)  (110,426)  (11,817)
 Transfer gain (loss)
  and transfer fees....       2,177      (2,300)       (715)     1,062        72
 Transfers (to) from
  the Guarantee Ac-
  count................           4         --            1        --        --
 Interfund transfers...     544,151    (232,726)    300,671     55,515   (58,078)
                         ----------  ----------  ----------  ---------   -------
   Increase (decrease)
    in net assets from
    capital transac-
    tions..............   1,283,284     341,807     693,344    321,086   (34,015)
                         ----------  ----------  ----------  ---------   -------
Increase (decrease) in
 net assets............   1,195,760     408,975     844,026    335,660   (32,148)
Net assets at beginning
 of year...............   8,537,962   6,953,844   9,633,288  2,347,345   202,361
                         ----------  ----------  ----------  ---------   -------
Net assets at end of
 period................  $9,733,722   7,362,819  10,477,314  2,683,005   170,213
                         ==========  ==========  ==========  =========   =======

                                      Janus Aspen Series (continued)
                            --------------------------------------------------
                            International   Capital    Global Life   Global
                               Growth     Appreciation  Sciences   Technology
                              Portfolio    Portfolio    Portfolio   Portfolio
                            ------------- ------------ ----------- -----------
                                                       Period from
                                                         May 29,   Period from
                                                         2000 to   May 4, 2000
                                    Six months          June 30,   to June 30,
                               ended June 30, 2000        2000        2000
                            -------------------------- ----------- -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income (ex-
  pense)...................  $   (9,963)      (9,394)        (5)        (13)
 Net realized gain (loss)..     188,426      179,526        --       (1,445)
 Unrealized appreciation
  (depreciation) on invest-
  ments....................    (182,269)    (336,598)       602       1,869
 Capital gain distribu-
  tions....................       7,163       10,308        --          --
                             ----------    ---------     ------      ------
Increase (decrease) in net
 assets from operations....       3,357     (156,158)       597         411
                             ----------    ---------     ------      ------
From capital transactions:
 Net premiums..............     411,094      819,595        177          28
 Loan interest.............        (119)        (786)       --          --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits............         --           --         --          --
 Surrenders................     (12,435)     (15,849)       --          --
 Loans.....................     (12,818)     (21,298)       --          --
 Cost of insurance and ad-
  ministrative expense
  (note 3).................    (100,396)    (139,499)       (15)        (20)
 Transfer gain (loss) and
  transfer fees............       1,589       11,479        --         (636)
 Transfers (to) from the
  Guarantee Account........         --             2        --          --
 Interfund transfers.......     274,282      206,783     11,469      17,149
                             ----------    ---------     ------      ------
   Increase (decrease) in
    net assets from capital
    transactions...........     561,197      860,427     11,631      16,521
                             ----------    ---------     ------      ------
Increase (decrease) in net
 assets....................     564,554      704,269     12,228      16,932
Net assets at beginning of
 year......................   2,307,190    2,215,534        --          --
                             ----------    ---------     ------      ------
Net assets at end of peri-
 od........................  $2,871,744    2,919,803     12,228      16,932
                             ==========    =========     ======      ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                            Goldman Sachs
                         Variable Insurance    Salomon Brothers Variable Series Funds
                                Trust                           Inc.
                         -------------------  ----------------------------------------------
                         Growth and Mid Cap                                       Total
                           Income    Value     Strategic                         Return
                            Fund      Fund     Bond Fund       Investors Fund     Fund
                         ---------- --------  ------------    ----------------- ------------
                          Six months ended
                            June 30, 2000          Six months ended June 30, 2000
                         -------------------  ----------------------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)............   $  (147)      (894)          (218)               (60)           (8)
 Net realized gain
  (loss)...............        29    (26,414)          (112)              (611)         (693)
 Unrealized apprecia-
  tion (depreciation)
  on investments.......       814      7,005          1,588                432          (427)
 Capital gain distribu-
  tions................       --         --             --                 --            --
                          -------   --------   ------------       ------------  ------------
Increase (decrease) in
 net assets from opera-
 tions.................       696    (20,303)         1,258               (239)       (1,128)
                          -------   --------   ------------       ------------  ------------
From capital transac-
 tions:
 Net premiums..........    38,192     15,495          7,507             18,623         1,077
 Loan interest.........         4          4            --                 --            --
 Transfers (to) from
  the general account
  of GE Life and
  Annuity:
 Death benefits........       --         --             --                 --            --
 Surrenders............       --         --             --                 --            --
 Loans.................    (1,242)    (1,475)           --                 --            --
 Cost of insurance and
  administrative ex-
  pense
  (note 3).............    (2,917)    (5,819)        (2,775)              (920)         (314)
 Transfer gain (loss)
  and transfer fees....       893        (33)           (36)             1,418         1,175
 Transfers (to) from
  the Guarantee Ac-
  count................       --         --             --                 --            --
 Interfund transfers...    17,409   (258,783)         5,642              1,382            14
                          -------   --------   ------------       ------------  ------------
   Increase (decrease)
    in net assets from
    capital
    transactions.......    52,339   (250,611)        10,338             20,503         1,952
Increase (decrease) in
 net assets............    53,035   (270,914)        11,596             20,264           824
                          -------   --------   ------------       ------------  ------------
Net assets at beginning
 of year...............    21,308    461,212         55,554              9,888         1,122
                          -------   --------   ------------       ------------  ------------
Net assets at end of
 period................   $74,343    190,298         67,150             30,152         1,946
                          =======   ========   ============       ============  ============

           See accompanying notes to unaudited financial statements.

                     GE Life & Annuity Separate Account II

                         Notes to Financial Statements

                                 June 30, 2000
                                  (Unaudited)

(1) Description of Entity

  GE Life & Annuity Separate Account II (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Company (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  During the second quarter of 2000, two new investment subdivisions were added to the Account for both Type I and Type II policies (see note 2). The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series. All designated portfolios described above are series type mutual funds.

(2) Summary of Significant Accounting Policies

 a) Unit Class

  There are two unit classes included in the Account. Type I units are sold under policy forms P1096 and P1251. Type II units are sold under policy forms P1250 and P1250CR. Type II unit sales began in the first half of 1998.

 (b) Investments

  Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable period.

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the six months or lesser period ended June 30, 2000 were:

                                                                       Proceeds
                                                            Cost of      from
                                                            Shares      Shares
Fund/Portfolio                                             Acquired      Sold
--------------                                            ----------- ----------
GE Investment Funds, Inc.:
 S&P 500 Index Fund...................................... $ 2,556,294  1,531,062
 Money Market Fund.......................................  12,494,927 10,440,324
 Total Return Fund.......................................     149,247    304,751
 International Equity Fund...............................     109,367     53,209
 Real Estate Securities Fund.............................     155,829     87,179
 Global Income Fund......................................      20,245     17,793
 Mid-Cap Value Equity Fund...............................     233,873    175,649
 Income Fund.............................................     113,052     57,099
 U.S. Equity Fund........................................     221,003     31,399
 Premier Growth Equity Fund..............................     269,943    108,508
Oppenheimer Variable Account Funds:
 Bond Fund/VA............................................     204,306    215,706
 Aggressive Growth Fund/VA...............................   1,861,342  1,442,615
 Capital Appreciation Fund/VA............................   1,119,346    598,053
 High Income Fund/VA.....................................     605,269    228,128
 Multiple Strategies Fund/VA.............................     275,114    119,253

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2000
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                    Proceeds
                                                          Cost of     from
                                                           Shares    Shares
Fund/Portfolio                                            Acquired    Sold
--------------                                           ---------- ---------
Variable Insurance Products Fund:
 Equity-Income Portfolio................................ $1,679,776   959,735
 Growth Portfolio.......................................  2,695,164 1,501,181
 Overseas Portfolio.....................................    620,533   280,230
Variable Insurance Products Fund II:
 Asset Manager Portfolio................................    873,143   603,934
 Contrafund Portfolio...................................  2,596,048 1,312,044
Variable Insurance Products Fund III:
 Growth & Income Portfolio..............................    697,750   360,255
 Growth Opportunities Portfolio.........................    415,184   332,162
Federated Insurance Series:
 American Leaders Fund II...............................    117,429    69,864
 High Income Bond Fund II...............................    140,505    87,642
 Utility Fund II........................................     90,886    45,421
Alger American Fund:
 Small Capitalization Portfolio.........................  1,366,812   742,678
 Growth Portfolio.......................................  2,052,568   947,012
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio........................    315,134    59,094
 PBHG Growth II Portfolio...............................  2,841,144 1,929,616
Janus Aspen Series:
 Aggressive Growth Portfolio............................  8,264,064 6,264,559
 Growth Portfolio.......................................  3,817,471 3,188,986
 Worldwide Growth Portfolio.............................  2,448,009 1,644,126
 Balanced Portfolio.....................................    851,573   373,246
 Flexible Income Portfolio..............................     83,972   114,198
 International Growth Portfolio.........................  1,138,904   581,501
 Capital Appreciation Portfolio.........................  1,853,363   985,537
 Global Life Sciences Portfolio.........................     11,645        16
 Global Technology Portfolio............................     96,813    80,302
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund.................................     59,664     7,466
 Mid Cap Value Fund.....................................     64,830   301,180
Salomon Brothers Variable Series Funds Inc.:
 Strategic Bond Fund....................................     14,189     4,079
 Investors Fund.........................................     22,845     2,399
 Total Return Fund......................................      3,448     1,503

(c) Capital Transactions

The increase (decrease) in outstanding units from capital transactions for the six months or lesser period ended June 30, 2000 is as follows:

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2000
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                          GE Investments Funds, Inc.
                           ----------------------------------------------------------
                           S&P 500                Total                  Real Estate
                            Index   Money Market Return   International  Securities
                            Fund        Fund      Fund     Equity Fund      Fund
                           -------  ------------ -------  ------------- -------------
Type I Units:
Units outstanding at De-
 cember 31, 1999.........  85,301     130,474    102,066      5,973        18,975
From capital transac-
 tions:
  Net premiums...........   5,606      15,639      1,611        458         2,022
  Loan interest..........      (8)       (256)         1        --              1
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.....     (13)        (36)       --         --            --
      Surrenders.........  (1,809)     (1,638)      (331)      (172)         (252)
      Loans..............     (18)     (1,446)      (489)       --           (191)
      Cost of insurance
       and administrative
       expense...........  (3,043)     (4,935)    (4,483)      (185)         (895)
  Transfers (to) from the
   Guarantee Account.....     --          --         --         --            --
  Interfund transfers....  (2,733)     39,121       (549)      (504)       (1,551)
                           ------     -------    -------      -----        ------
Net increase (decrease)
 in units from capital
 transactions............  (2,018)     46,449     (4,240)      (403)         (866)
                           ------     -------    -------      -----        ------
Units outstanding at June
 30, 2000................  83,283     176,923     97,826      5,570        18,109
                           ======     =======    =======      =====        ======
                                          GE Investments Funds, Inc.
                           ----------------------------------------------------------
                           Global     Mid-Cap                              Premier
                           Income   Value Equity Income    U.S. Equity  Growth Equity
                            Fund        Fund      Fund        Fund          Fund
                           -------  ------------ -------  ------------- -------------
Type I Units:
Units outstanding at De-
 cember 31, 1999.........   3,856       9,075     36,722      1,934         5,433
From capital transac-
 tions:
  Net premiums...........     102         834      2,002        267           890
  Loan interest..........     --            1         (8)       --            --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.....     --          --         (76)       --            --
      Surrenders.........     --          (47)    (1,093)       --         (1,654)
      Loans..............     --          (16)        26        --             45
      Cost of insurance
       and administrative
       expense...........    (103)       (255)    (1,367)       (82)         (276)
  Transfers (to) from the
   Guarantee Account.....     --          --         --         --            --
  Interfund transfers....    (106)       (602)       (31)       326         6,934
                           ------     -------    -------      -----        ------
Net increase (decrease)
 in units from capital
 transactions............    (107)        (85)      (547)       511         5,939
                           ------     -------    -------      -----        ------
Units outstanding at June
 30, 2000................   3,749       8,990     36,175      2,445        11,372
                           ======     =======    =======      =====        ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2000
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                    Oppenheimer Variable Account Funds
                          ------------------------------------------------------
                                      Capital    Aggressive   High     Multiple
                            Bond    Appreciation   Growth    Income   Strategies
                           Fund/VA    Fund/VA     Fund/VA    Fund/VA   Fund/VA
                          --------- ------------ ---------- --------- ----------
Type I Units:
Units outstanding at De-
 cember 31, 1999........    19,007     59,418       75,801    52,113    23,951
                           -------    -------     --------   -------   -------
From capital transac-
 tions:
  Net premiums..........     1,350      2,850       87,991     3,433     1,108
  Loan interest.........         4          3         (195)      (35)        7
  Transfers (to) from
   the general account
   of GE Life & Annuity:
      Death benefits....       --         --           --        --        --
      Surrenders........      (822)      (935)    (216,433)     (917)     (328)
      Loans.............       (67)      (143)      (7,392)      332      (218)
      Cost of insurance
       and administra-
       tive expense.....      (668)    (1,425)     (54,015)   (1,747)     (581)
  Transfers (to) from
   the Guarantee Ac-
   count................       --         --           --        --        --
  Interfund transfers...      (527)    (2,144)     190,764    (2,017)      (26)
                           -------    -------     --------   -------   -------
Net increase (decrease)
 in units from capital
 transactions...........      (730)    (1,794)         720      (951)      (38)
                           -------    -------     --------   -------   -------
Units outstanding at
 June 30, 2000..........    18,277     57,624       76,521    51,162    23,913
                           =======    =======     ========   =======   =======
                                                             Variable Insurance
                          Variable Insurance Products Fund    Products Fund II
                          --------------------------------- --------------------
                           Equity-                            Asset
                           Income      Growth     Overseas   Manager  Contrafund
                          Portfolio  Portfolio   Portfolio  Portfolio Portfolio
                          --------- ------------ ---------- --------- ----------
Type I Units:
Units outstanding at De-
 cember 31, 1999........   134,499    115,121       71,868   151,835   109,523
                           -------    -------     --------   -------   -------
From capital transac-
 tions:
  Net premiums..........    13,527      4,535        6,918     5,819    12,841
  Loan interest.........       (24)       (25)         (24)       41       (16)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
      Death benefits....       (94)       (12)         --        --        --
      Surrenders........    (3,597)    (3,051)      (1,799)   (8,239)   (5,979)
      Loans.............       464     (1,021)         451    (2,137)   (2,733)
      Cost of insurance
       and administra-
       tive expense.....    (4,914)    (2,812)      (3,278)   (3,949)   (6,132)
  Transfers (to) from
   the Guarantee Ac-
   count................       --         --           --        --        --
  Interfund transfers...    (6,153)    (1,521)      (2,110)     (446)      259
                           -------    -------     --------   -------   -------
Net increase (decrease)
 in units from capital
 transactions...........      (791)    (3,907)         158    (8,911)   (1,760)
                           -------    -------     --------   -------   -------
Units outstanding at
 June 30, 2000..........   133,708    111,214       72,026   142,924   107,763
                           =======    =======     ========   =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2000
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                        Variable Insurance                                                              PBHG Insurance
                         Products Fund III     Federated Insurance Series     Alger American Fund     Series Fund, Inc.
                      ----------------------- ----------------------------  ------------------------ --------------------
                      Growth &     Growth     American    High                  Small                PBHG Large   PBHG
                       Income   Opportunities Leaders  Income Bond Utility  Capitalization  Growth   Cap Growth Growth II
                      Portfolio   Portfolio   Fund II    Fund II   Fund II    Portfolio    Portfolio Portfolio  Portfolio
                      --------- ------------- -------- ----------- -------  -------------- --------- ---------- ---------
Type I Units:
Units outstanding at
 December 31, 1999..   15,603      15,681      16,635    11,900    12,001      113,855      79,133      5,461     4,820
                       ------      ------      ------    ------    ------      -------      ------     ------    ------
From capital
 transactions:
 Net premiums.......    1,150       6,122       2,083     1,453       956        5,968       6,356        389       313
 Loan interest......       (2)         44         --         (9)      --           (67)        (11)         4       --
 Transfers (to) from
  the general
  account of GE Life
  & Annuity:
  Death benefits....      --          --         (288)      --        --           --          --         --        --
  Surrenders........      (26)     (2,359)       (995)      (34)     (246)      (3,138)     (2,257)       (48)      (47)
  Loans.............      (18)        (46)        --        (86)      (12)      (1,497)       (771)       (12)       (5)
  Cost of insurance
   and
   administrative
   expense..........     (786)     (3,120)       (827)     (659)     (407)      (2,740)     (4,244)      (205)     (191)
 Transfers (to) from
  the Guarantee
  Account...........      --          --          --        --        --           --          --         --        --
 Interfund
  transfers.........    1,080      (1,924)        (10)     (184)      (19)     (21,162)     (1,023)     6,962    15,796
                       ------      ------      ------    ------    ------      -------      ------     ------    ------
Net increase
 (decrease) in units
 from capital
 transactions.......    1,398      (1,283)        (37)      481       272      (22,636)     (1,950)     7,090    15,866
                       ------      ------      ------    ------    ------      -------      ------     ------    ------
Units outstanding at
 June 30, 2000......   17,001      14,398      16,598    12,381    12,273       91,219      77,183     12,551    20,686
                       ======      ======      ======    ======    ======      =======      ======     ======    ======

                                                             Janus Aspen Series
                          ----------------------------------------------------------------------------------------
                          Aggressive           Worldwide           Flexible  International   Capital      Global
                            Growth    Growth    Growth   Balanced   Income      Growth     Appreciation Technology
                          Portfolio  Portfolio Portfolio Portfolio Portfolio   Portfolio    Portfolio   Portfolio
                          ---------- --------- --------- --------- --------- ------------- ------------ ----------
Type I Units:
Units outstanding at
 December 31, 1999......   119,651    150,399   192,606   63,165     5,993      34,317        22,233       --
                           -------    -------   -------   ------    ------      ------        ------       ---
From capital
 transactions:
 Net premiums...........     7,097      7,059     9,010    6,307     1,054       2,702         1,829         2
 Loan interest..........         8        (64)      (46)      (6)        3          (4)           (4)      --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........       --         --        --       --        --          --            --        --
  Surrenders............    (4,551)    (4,237)   (6,476)  (2,756)      --         (380)         (315)      --
  Loans.................    (1,636)    (1,856)   (1,687)    (298)     (165)       (392)         (241)      --
  Cost of insurance and
   administrative ex-
   pense................    (4,926)    (3,961)   (5,623)  (2,298)     (322)     (1,208)       (1,079)       (1)
 Transfers (to) from the
  Guarantee Account.....       --         --        --       --        --          --            --        --
 Interfund transfers....      (710)   (19,192)     (231)    (545)   (2,221)      5,903         1,676       752
                           -------    -------   -------   ------    ------      ------        ------       ---
Net increase (decrease)
 in units from capital
 transactions...........    (4,718)   (22,251)   (5,053)     404    (1,651)      6,621         1,866       753
                           -------    -------   -------   ------    ------      ------        ------       ---
Units outstanding at
 June 30, 2000..........   114,933    128,148   187,553   63,569     4,342      40,938        24,099       753
                           =======    =======   =======   ======    ======      ======        ======       ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2000
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                               Goldman Sachs   Salomon Brothers
                                                  Variable         Variable
                                                 Insurance       Series Funds
                                                   Trust             Inc.
                                               --------------  ----------------
                                               Growth
                                                and   Mid Cap            Total
                                               Income  Value   Investors Return
                                                Fund   Fund      Fund     Fund
                                               ------ -------  --------- ------
Type I Units:
Units outstanding at December 31, 1999........   --    47,242     111     103
                                                ----  -------     ---     ---
From capital transactions:
 Net premiums.................................     8        8       1      92
 Loan interest................................   --       --      --      --
 Transfers (to) from the general account of GE
  Life & Annuity:
  Death benefits..............................   --       --      --      --
  Surrenders..................................   --       --      --      --
  Loans.......................................  (157)    (191)    --      --
  Cost of insurance and administrative
   expense....................................    (3)    (392)     (6)    (24)
 Transfers (to) from the Guarantee Account....   --       --      --      --
 Interfund transfers..........................   180  (35,526)     94     --
                                                ----  -------     ---     ---
Net increase (decrease) in units from capital
 transactions.................................    28  (36,101)     89      68
                                                ----  -------     ---     ---
Units outstanding at June 30, 2000............    28   11,141     200     171
                                                ====  =======     ===     ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2000
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                         GE Investments Funds, Inc.
                              ----------------------------------------------------
                              S&P 500   Money    Total                 Real Estate
                               Index    Market   Return  International Securities
                               Fund      Fund     Fund    Equity Fund     Fund
                              -------  --------  ------  ------------- -----------
Type II Units:
Units outstanding at
 December 31, 1999..........  49,069    172,057  5,989       7,809        8,817
                              ------   --------  -----      ------       ------
From capital transactions:
 Net premiums...............  17,607    268,718  1,249       2,296        1,080
 Loan interest..............      (2)        10    --          --           --
 Transfers (to) from the
  general account of GE Life
  & Annuity:
 Surrenders.................    (181)      (848)   (14)        --           (22)
 Loans......................     (18)     3,598    (34)        (56)         --
 Cost of insurance and
  administrative expense....  (4,191)   (12,322)  (429)       (533)        (512)
 Transfers (to) from the
  Guarantee Account.........     --         --     --          --           --
 Interfund transfers........   5,914   (183,366)  (135)      1,896        4,563
                              ------   --------  -----      ------       ------
Net increase (decrease) in
 units from capital
 transactions...............  19,129     75,790    637       3,603        5,109
                              ------   --------  -----      ------       ------
Units outstanding at June
 30, 2000...................  68,198    247,847  6,626      11,412       13,926
                              ======   ========  =====      ======       ======
                                   GE Investments Funds, Inc. (continued)
                              ----------------------------------------------------
                                       Mid-Cap
                              Global    Value                            Premier
                              Income    Equity   Income   U.S. Equity    Growth
                               Fund      Fund     Fund       Fund      Equity Fund
                              -------  --------  ------  ------------- -----------
Type II Units:
Units outstanding at
 December 31, 1999..........   4,252     24,791  1,964      15,350        6,234
                              ------   --------  -----      ------       ------
From capital transactions:
 Net premiums...............     791     10,480  3,273      16,524        5,574
 Loan interest..............     --         --     --          --            (3)
 Transfers (to) from the
  general account of GE Life
  & Annuity:
 Surrenders.................     --         --     --           (4)         --
 Loans......................     --        (129)   --         (118)        (651)
 Cost of insurance and
  administrative expense....    (312)    (1,597)  (308)     (1,850)      (1,235)
 Transfers (to) from the
  Guarantee Account.........     --         --     --          --           --
 Interfund transfers........    (107)    (4,636) 2,935         523        4,166
                              ------   --------  -----      ------       ------
Net increase (decrease) in
 units from capital
 transactions...............     372      4,118  5,900      15,075        7,851
                              ------   --------  -----      ------       ------
Units outstanding at June
 30, 2000...................   4,624     28,909  7,864      30,425       14,085
                              ======   ========  =====      ======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2000
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                    Oppenheimer Variable Account Funds
                          ------------------------------------------------------
                                      Capital    Aggressive   High     Multiple
                            Bond    Appreciation   Growth    Income   Strategies
                           Fund/VA    Fund/VA     Fund/VA    Fund/VA   Fund/VA
                          --------- ------------ ---------- --------- ----------
Type II Units:
Units outstanding at
 December 31, 1999......    8,423       8,659      4,437      7,489      4,250
                           ------      ------      -----     ------     ------
From capital
 transactions:
 Net premiums...........    1,290       2,835      1,525      1,896      1,913
 Loan interest..........      (19)         (3)       --         --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Surrenders.............      (64)        (58)       (20)       --          (5)
 Loans..................     (139)        (29)        (6)       --         --
 Cost of insurance and
  administrative
  expense...............     (620)       (662)      (356)      (449)      (169)
 Transfers (to) from the
  Guarantee Account.....      --          --         --         --         --
 Interfund transfers....   (2,257)      2,230      1,036      4,234       (511)
                           ------      ------      -----     ------     ------
Net increase (decrease)
 in units from capital
 transactions...........   (1,809)      4,313      2,179      5,681      1,228
                           ------      ------      -----     ------     ------
Units outstanding at
 June 30, 2000..........    6,614      12,972      6,616     13,170      5,478
                           ======      ======      =====     ======     ======
                                                             Variable Insurance
                          Variable Insurance Products Fund    Products Fund II
                          --------------------------------- --------------------
                           Equity-                            Asset
                           Income      Growth     Overseas   Manager  Contrafund
                          Portfolio  Portfolio   Portfolio  Portfolio Portfolio
                          --------- ------------ ---------- --------- ----------
Type II Units:
Units outstanding at
 December 31, 1999......   12,153      12,742      3,803      3,048     41,361
                           ------      ------      -----     ------     ------
From capital
 transactions:
 Net premiums...........    5,877       4,978        518        994     16,425
 Loan interest..........      --           (1)       --         --          (7)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Surrenders.............      (54)        (68)       --         --         (93)
 Loans..................      (12)       (131)       --         --         (15)
 Cost of insurance and
  administrative
  expense...............     (767)     (1,101)      (318)      (233)    (2,696)
 Transfers (to) from the
  Guarantee Account.....      --          --         --         --         --
 Interfund transfers....     (350)      1,441      1,321        371      7,632
                           ------      ------      -----     ------     ------
Net increase (decrease)
 in units from capital
 transactions...........    4,694       5,118      1,521      1,132     21,246
                           ------      ------      -----     ------     ------
Units outstanding at
 June 30, 2000..........   16,847      17,860      5,324      4,180     62,607
                           ======      ======      =====     ======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2000
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                              Variable Insurance
                               Products Fund III     Federated Insurance Series
                            ----------------------- ----------------------------
                            Growth &     Growth     American    High
                             Income   Opportunities Leaders  Income Bond Utility
                            Portfolio   Portfolio   Fund II    Fund II   Fund II
                            --------- ------------- -------- ----------- -------
Type II Units:
Units outstanding at De-
 cember 31, 1999..........   32,640      12,765      16,602     8,121     7,406
                             ------      ------      ------    ------     -----
From capital transactions:
 Net premiums.............   21,249       5,713       2,665     3,484       670
 Loan interest............      --          --          --        --        --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Surrenders...............       (8)       (187)        --        --        --
 Loans....................      --          --            1       --        --
 Cost of insurance and ad-
  ministrative expense....   (3,325)     (1,278)     (1,124)     (584)     (256)
 Transfers (to) from the
  Guarantee Account.......      --          --          --        --        --
 Interfund transfers......   (2,317)       (139)         75    (1,909)      767
                             ------      ------      ------    ------     -----
Net increase (decrease) in
 units from capital trans-
 actions..................   15,599       4,109       1,617       991     1,181
                             ------      ------      ------    ------     -----
Units outstanding at June
 30, 2000.................   48,239      16,874      18,219     9,112     8,587
                             ======      ======      ------    ======     =====

                                                               PBHG Insurance
                                     Alger American Fund     Series Fund, Inc.
                                   ------------------------ --------------------
                                       Small                PBHG Large   PBHG
                                   Capitalization  Growth   Cap Growth Growth II
                                     Portfolio    Portfolio Portfolio  Portfolio
                                   -------------- --------- ---------- ---------
Type II Units:
Units outstanding at December 31,
 1999............................      18,524      42,758     2,366      7,640
From capital transactions:
 Net premiums....................      11,289      22,163     2,264      7,203
 Loan interest...................          (8)         (7)      --         --
 Transfers (to) from the general
  account of GE Life & Annuity:
 Surrenders......................         --         (125)     (136)       --
 Loans...........................         (82)        (47)        1        --
 Cost of insurance and adminis-
  trative expense................      (1,662)     (3,443)     (435)      (592)
 Transfers (to) from the
  Guarantee Account..............         --          --        --         --
 Interfund transfers.............       8,230       4,922       675      8,545
                                       ------      ------     -----     ------
Net increase (decrease) in units
 from capital transactions.......      17,767      23,463     2,369     15,156
                                       ------      ------     -----     ------
Units outstanding at June 30,
 2000............................      36,291      66,221     4,735     22,796
                                       ======      ======     =====     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2000
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                   Janus Aspen Series
                                        ----------------------------------------
                                        Aggressive           Worldwide
                                          Growth    Growth    Growth   Balanced
                                        Portfolio  Portfolio Portfolio Portfolio
                                        ---------- --------- --------- ---------
Type II Units:
Units outstanding at December 31,
 1999.................................    45,333    48,738    48,527    30,804
                                          ------    ------    ------    ------
From capital transactions:
 Net premiums.........................    19,339    22,954    18,758    12,752
 Loan interest........................        (3)       (1)       (7)       (2)
 Transfers (to) from the general
  account of GE Life & Annuity:
 Surrenders...........................       (11)     (110)     (348)     (105)
 Loans................................      (959)     (115)     (254)     (115)
 Cost of insurance and administrative
  expense.............................    (2,889)   (3,477)   (3,835)   (2,583)
 Transfers (to) from the Guarantee
  Account.............................       --        --        --        --
 Interfund transfers..................    10,086    11,911     7,477     2,701
                                          ------    ------    ------    ------
Net increase (decrease) in units from
 capital transactions.................    25,563    31,162    21,791    12,648
                                          ------    ------    ------    ------
Units outstanding at June 30, 2000....    70,896    79,900    70,318    43,452
                                          ======    ======    ======    ======

                                       Janus Aspen Series (continued)
                          ---------------------------------------------------------
                                                                Global
                          Flexible  International   Capital      Life      Global
                           Income      Growth     Appreciation Sciences  Technology
                          Portfolio   Portfolio    Portfolio   Portfolio Portfolio
                          --------- ------------- ------------ --------- ----------
Type II Units:
Units outstanding at
 December 31, 1999......    8,649      45,077        45,437        --       --
                           ------      ------        ------      -----      ---
From capital
 transactions:
 Net premiums...........    1,697       9,742        22,841         17      --
 Loan interest..........      --          --            (20)       --       --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Surrenders.............      (24)        --           (147)       --       --
 Loans..................      --          --           (389)       --       --
 Cost of insurance and
  administrative
  expense...............     (524)     (1,838)       (3,077)        (1)      (1)
 Transfers (to) from the
  Guarantee Account.....      --          --            --         --       --
 Interfund transfers....   (1,929)      2,448         4,481      1,130      903
                           ------      ------        ------      -----      ---
Net increase (decrease)
 in units from capital
 transactions...........     (780)     10,352        23,689      1,146      902
                           ------      ------        ------      -----      ---
Units outstanding at
 June 30, 2000..........    7,869      55,429        69,126      1,146      902
                           ======      ======        ======      =====      ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2000
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                       Goldman Sachs
                                         Variable
                                         Insurance     Salomon Brothers Variable
                                           Trust           Series Funds Inc.
                                       --------------  --------------------------
                                       Growth   Mid
                                        and     Cap                        Total
                                       Income  Value   Strategic Investors Return
                                        Fund    Fund   Bond Fund   Fund     Fund
                                       ------  ------  --------- --------- ------
Type II Units:
Units outstanding at December 31,
 1999................................  2,291    7,339    5,436       623      2
                                       -----   ------    -----     -----    ---
From capital transactions:
 Net premiums........................  4,199    1,827      720     1,291      7
 Loan interest.......................    --       --       --        --     --
 Transfers (to) from the general ac-
  count of GE Life & Annuity:
  Surrenders.........................    --       --       --        --     --
  Loans..............................    --       --       --        --     --
  Cost of insurance and administra-
   tive expense......................   (319)    (331)    (266)      (58)    (5)
 Transfers (to) from the Guarantee
  Account............................    --       --       --        --     --
 Interfund transfers.................  1,761    1,772      542       --       2
                                       -----   ------    -----     -----    ---
Net increase (decrease) in units from
 capital transactions................  5,641    3,268      996     1,233      4
                                       -----   ------    -----     -----    ---
Units outstanding at June 30, 2000...  7,932   10,607    6,432     1,856      6
                                       =====   ======    =====     =====    ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2000
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

 (d) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (e) Use of Estimates

  Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions of 7.5% retained as compensation for certain distribution expenses and premium taxes. In addition, there is a deferred sales charge of up to 45% of the first year's premiums. This charge will be deducted from the policy's cash value in equal installments at the beginning of each of the policy years two through ten with any remaining installments deducted at policy lapse or surrender.

  If a policy is surrendered or lapses during the first nine years for Type I policies or 15 years for Type II policies, a charge is made by GE Life & Annuity to cover the expenses of issuing the policy. The charge is a stated percentage of the insurance amount and varies by the age of the policyholder when issued and period of time that the policy has been in force. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate GE Life & Annuity for the costs incurred in connection with the partial surrender.

  A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate GE Life & Annuity for the cost of insurance and any benefits added by rider. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes. This charge is deducted daily at an effective annual rate of .70% of the net assets of the Account. For policies issued on or after May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $6 from the policy cash value and for policies issued prior to May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $5 from the policy cash value.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and annuities issued by GE Life & Annuity.

  GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .55% for the U.S. Equity Fund, and .65% for the Value Equity and Premier Growth Equity Funds. Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and was subject to the same compensation arrangement as GE Investment Management Incorporated.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.